GAIN ON SETTLEMENT OF LIABILITIES	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities Disclosure [Text Block]

Note 14- Loan Payable

The Company is a party to an agreement with a lender to finance short term purchases of inventory (the “Short Term Financing Agreement”) for two of its subsidiaries. On November 9, 2021, the Company received cash in the amount of $294,700, net of fees in the amount of $9,114, pursuant to the Short Term Financing Agreement.

During the three months ended February 28, 2022, the Company received cash proceeds in the amount of $514,100 from three additional loans under the Short Term Financing Agreement, made payments in the amount of $566,339, and incurred fees in the amount of $28,425. At February 28, 2022, the balance due under the Short Term Financing Agreement was $280,000.

NOTE 18 – GAIN ON SETTLEMENT OF LIABILITIES

On August 14, 2019, the Company made a payment to 4Front Advisors to settle its dispute with Alternative Solutions and its former owners and the Oasis Note was reduced in accordance with its terms. In addition, the amount of $275,000, which the Company had accrued with respect to this dispute, was extinguished resulting in a gain of $275,000.